Document and Entity Information	12 Months Ended
Oct. 22, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 22, 2013
Registrant Name	MANNING & NAPIER FUND, INC /NY/
Central Index Key	0000751173
Amendment Flag	false
Document Creation Date	Oct. 22, 2013
Document Effective Date	Oct. 22, 2013
Prospectus Date	Oct. 22, 2013